Product Revenue Reserve and Allowance - Product revenue reserve and allowance (Details) - Product revenue - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Product Revenue Reserve and Allowance
Product revenue reserve and allowance, beginning balance	$ 14	$ 0	$ 0
Provision related to product sales	376	246	980
Credits and payments made	(365)	(227)	(966)
Product revenue reserve and allowance, ending balance	$ 25	$ 19	$ 14